Securities: (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Estimated fair value and unrealized loss amounts of temporarily impaired investments
Estimated Fair Value, Less than 12 months	$ 29,285	$ 22,347
Unrealized Losses, Less than 12 months	(241)	(73)
Estimated fair value, 12 months or longer	2,904	4,575
Unrealized losses, 12 months or longer	(530)	(1,242)
Estimated fair value	32,189	26,922
Unrealized losses	(771)	(1,315)
Agency debt securities [Member] | U.S. government and agency securities [Member]
Estimated fair value and unrealized loss amounts of temporarily impaired investments
Estimated Fair Value, Less than 12 months	12,317	20,422
Unrealized Losses, Less than 12 months	(83)	(54)
Estimated fair value, 12 months or longer		2,007
Unrealized losses, 12 months or longer		(11)
Estimated fair value	12,317	22,429
Unrealized losses	(83)	(65)
Taxable municipals [Member] | U.S. government and agency securities [Member]
Estimated fair value and unrealized loss amounts of temporarily impaired investments
Estimated Fair Value, Less than 12 months	885
Unrealized Losses, Less than 12 months	(8)
Estimated fair value, 12 months or longer
Unrealized losses, 12 months or longer
Estimated fair value	885
Unrealized losses	(8)
Tax free municipals [Member] | U.S. government and agency securities [Member]
Estimated fair value and unrealized loss amounts of temporarily impaired investments
Estimated Fair Value, Less than 12 months	5,315
Unrealized Losses, Less than 12 months	(40)
Estimated fair value, 12 months or longer
Unrealized losses, 12 months or longer
Estimated fair value	5,315
Unrealized losses	(40)
Trust preferred securities [Member] | U.S. government and agency securities [Member]
Estimated fair value and unrealized loss amounts of temporarily impaired investments
Estimated fair value, 12 months or longer	1,489	993
Unrealized losses, 12 months or longer	(511)	(1,007)
Estimated fair value	1,489	993
Unrealized losses	(511)	(1,007)
GNMA [Member] | Mortgage-backed securities [Member]
Estimated fair value and unrealized loss amounts of temporarily impaired investments
Estimated Fair Value, Less than 12 months		1,925
Unrealized Losses, Less than 12 months		(19)
Estimated fair value, 12 months or longer	1,415
Unrealized losses, 12 months or longer	(19)
Estimated fair value	1,415	1,925
Unrealized losses	(19)	(19)
FNMA [Member] | Mortgage-backed securities [Member]
Estimated fair value and unrealized loss amounts of temporarily impaired investments
Estimated Fair Value, Less than 12 months	7,077
Unrealized Losses, Less than 12 months	(58)
Estimated fair value, 12 months or longer		81
Unrealized losses, 12 months or longer		(1)
Estimated fair value	7,077	81
Unrealized losses	(58)	(1)
FHLMC [Member] | Mortgage-backed securities [Member]
Estimated fair value and unrealized loss amounts of temporarily impaired investments
Estimated Fair Value, Less than 12 months
Unrealized Losses, Less than 12 months
Estimated fair value, 12 months or longer
Unrealized losses, 12 months or longer
Estimated fair value
Unrealized losses
NON-AGENCY CMOs [Member] | Mortgage-backed securities [Member]
Estimated fair value and unrealized loss amounts of temporarily impaired investments
Estimated Fair Value, Less than 12 months
Unrealized Losses, Less than 12 months
Estimated fair value, 12 months or longer		1,494
Unrealized losses, 12 months or longer		(223)
Estimated fair value		1,494
Unrealized losses		(223)
AGENCY CMOs [Member] | Mortgage-backed securities [Member]
Estimated fair value and unrealized loss amounts of temporarily impaired investments
Estimated Fair Value, Less than 12 months	3,691
Unrealized Losses, Less than 12 months	(52)
Estimated fair value, 12 months or longer
Unrealized losses, 12 months or longer
Estimated fair value	3,691
Unrealized losses	$ (52)